INTANGIBLE ASSETS - Schedule of Intangible Assets by Operating Segment (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 38,994	$ 38,411	$ 30,609
Private Equity [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	21,217	23,649
Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	15,845	11,822
Real Estate
Disclosure of detailed information about intangible assets [line items]
Intangible assets	69	71
Renewable Power and Transition
Disclosure of detailed information about intangible assets [line items]
Intangible assets	26	229
Asset management
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,837	$ 2,640